Advances to suppliers (Tables)	12 Months Ended
Sep. 30, 2020
Advances to suppliers
Schedule of advance to suppliers

	September 30,	September 30,
	2020	2019
Beginning balance	$14,034,379	$5,868,486
Increased during the year	40,398,618	30,753,022
Less: utilized during the year	(31,303,861)	(22,366,650)
Less: allowance for doubtful accounts	(723,655)	—
Exchange rate difference	966,371	(220,479)
Ending balance	$23,371,852	$14,034,379